Consolidated Statements of Financial Position	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Non-current assets
Property, plant and equipment	RM 3,827,557	$ 909,504	RM 4,295,691
Total non-current assets	3,827,557	909,504	4,295,691
Current assets
Inventories	9,212,860	2,189,160	9,787,975
Trade and other receivables	11,219,731	2,666,032	15,424,728
Tax recoverable	420,927	100,021	380,373
Cash and bank balances	23,723,687	5,637,222	3,823,689
Total current assets	44,577,205	10,592,435	29,416,765
Total assets	48,404,762	11,501,939	33,712,456
Equity attributable to owners of the Company
Share capital	575	137	482
Reserve	10,906,799	2,591,673	12,388,487
Share premium	27,487,030	6,531,468
Retained earnings/ (Accumulated losses)	(138,385)	(32,883)	4,795,312
Total equity	38,256,019	9,090,395	17,184,281
Non-current liabilities
Trade and other payables			1,651,825
Lease liabilities	695,284	165,213	1,104,051
Total non-current liabilities	695,284	165,213	2,755,876
Current liabilities
Trade and other payables	8,134,186	1,932,845	12,158,156
Lease liabilities	886,595	210,673	1,228,069
Deferred tax liabilities	432,678	102,813	386,074
Total current liabilities	9,453,459	2,246,331	13,772,299
Total liabilities	10,148,743	2,411,544	16,528,175
Total equity and liabilities	RM 48,404,762	$ 11,501,939	RM 33,712,456